Debt, Central Mare Bridge Loan (Details) $ in Thousands			12 Months Ended
	Jan. 06, 2022 USD ($)	Jan. 05, 2022 USD ($)	Dec. 31, 2022 USD ($) Installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt [Abstract]
Proceeds from draw down			$ 9,000	$ 0	$ 0
Central Mare [Member]
Debt [Abstract]
Maximum borrowing capacity under unsecured credit facility		$ 20,000
Central Mare Bridge Loan Facility [Member] | Central Mare [Member]
Debt [Abstract]
Maximum borrowing capacity under unsecured credit facility		$ 20,000
Number of payment installments | Installment			1
Maturity date			Dec. 31, 2022
Proceeds from draw down	$ 9,000
Arrangement fee			2.00%
Fixed interest rate			12.00%
Commitment fee		1.00%